Commitments and Contingencies (Narrative) (Details)	12 Months Ended		2 Months Ended	12 Months Ended	10 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Aug. 31, 2013 sqft	Dec. 31, 2012 Successor USD ($)	Dec. 31, 2013 Successor USD ($)	Nov. 11, 2012 Predecessor USD ($)	Aug. 31, 2013 FlexEnergy Energy Systems, Inc USD ($) sqft	Dec. 31, 2012 Efficient Energy Conversion Turbomachinery USD ($)	Dec. 31, 2013 University of California Agreement USD ($)	Dec. 31, 2013 Standby Letters of Credit EUR (€)
Commitments and Contingencies [Textual]
Unit pricing amount							$ 760,000		€ 533,000
Operating leases monthly rent expense	25,285							7,780
Operating lease useful life	39 months
Lease expiration date	Dec. 31, 2016							Apr. 01, 2015
Subleasing base rate per month	720		18,000	211,000	79,000
Rent received						3,300
Security deposit						$ 27,630
Area of lease property		32,649				6,000